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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2002
                                                ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       OCTOBER 16, 2002
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            63
                                          --------------------------
 Form 13F Information Table Value Total:          793,964
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                           FORM 13F INFORMATION TABLE
                               SEPTEMBER 30, 2002


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100      382    27100 SH       SOLE                    27100
Allied Capital Corp.           COM              01903Q108    39942  1824666 SH       SOLE                  1824666
American Express Co.           COM              025816109     1838    58953 SH       SOLE                    58953
American Power Conv            COM              029066107     8434   882245 SH       SOLE                   882245
Banknorth Group, Inc.          COM              06646R107    19271   811408 SH       SOLE                   811408
Berkshire Hathaway A           COM              084670108    24757      335 SH       SOLE                      335
Berkshire Hathaway B           COM              084670207     6712     2723 SH       SOLE                     2723
Brown & Brown Inc.             COM              115236101    37104  1236790 SH       SOLE                  1236790
C Cor.Net Corp                 COM              125010108     3287   885980 SH       SOLE                   885980
CSS Industries Inc             COM              125906107     9984   276872 SH       SOLE                   276872
Cognex Corporation             COM              192422103     2230   160325 SH       SOLE                   160325
Commonwealth Tel.              COM              203349105    17094   491630 SH       SOLE                   491630
Conmed Corp                    COM              207410101    18249   905634 SH       SOLE                   905634
Cotton Sts Life Ins Co         COM              221774102      105    12187 SH       SOLE                    12187
Courier Corp                   COM              222660102      874    23000 SH       SOLE                    23000
Ethan Allen Interiors          COM              297602104    23381   722520 SH       SOLE                   722520
Franklin Resources             COM              354613101     3965   127494 SH       SOLE                   127494
General Electric Co            COM              369604103      616    24976 SH       SOLE                    24976
H&R Block Inc.                 COM              093671105     1083    25788 SH       SOLE                    25788
Hickory Tech Corp              COM              429060106     8645   652458 SH       SOLE                   652458
Hudson River Bancorp           COM              444128102      338    14000 SH       SOLE                    14000
Idex Corporation               COM              45167R104    22199   777549 SH       SOLE                   777549
Int'l Speedway                 COM              460335201    30063   756690 SH       SOLE                   756690
International Bus Mach         COM              459200101      336     5754 SH       SOLE                     5754
John Wiley & Sons              COM              968223206    19466   884395 SH       SOLE                   884395
Johnson & Johnson              COM              478160104      341     6309 SH       SOLE                     6309
Jones Apparel Group            COM              480074103    14148   460845 SH       SOLE                   460845
Kaydon Corp                    COM              486587108    35121  1752544 SH       SOLE                  1752544
Landauer Inc                   COM              51476K103     2553    77025 SH       SOLE                    77025
Littelfuse Inc.                COM              537008104    10866   646015 SH       SOLE                   646015
M & T Bank Corp                COM              55261F104    13900   176375 SH       SOLE                   176375
Markel Corp                    COM              570535104    20415   102497 SH       SOLE                   102497
Martin Marietta Mat            COM              573284106    23041   707438 SH       SOLE                   707438
McGrath Rentcorp               COM              580589109      974    47801 SH       SOLE                    47801
Meredith Corp                  COM              589433101    18143   421450 SH       SOLE                   421450
Mocon Inc Com                  COM              607494101     3158   432499 SH       SOLE                   432499
NBT Bancorp Inc.               COM              628778102      472    27353 SH       SOLE                    27353
New England Bus                COM              643872104    27799  1314372 SH       SOLE                  1314372
North Fork Bancorp             COM              659424105    10719   283275 SH       SOLE                   283275
Oneida Ltd Com                 COM              682505102      172    12337 SH       SOLE                    12337
Protective Life Corp.          COM              743674103    28448   924539 SH       SOLE                   924539
Regal Beloit Corp.             COM              758750103      255    14900 SH       SOLE                    14900
Renal Care Group Inc.          COM              759930100     8492   258200 SH       SOLE                   258200
Reynolds & Reynolds            COM              761695105    26900  1198750 SH       SOLE                  1198750
Ross Stores Inc.               COM              778296103    18600   521875 SH       SOLE                   521875
SCP Pool Corporation           COM              784028102     3799   138600 SH       SOLE                   138600
Scientific Atlanta Inc         COM              808655104     3933   314401 SH       SOLE                   314401
Servicemaster Co.              COM              81760N109    25506  2350756 SH       SOLE                  2350756
Six Flags, Inc.                COM              83001P109     2017   573000 SH       SOLE                   573000
SouthTrust Corporation         COM              844730101    13351   550540 SH       SOLE                   550540
Tennant Co.                    COM              880345103    14979   463025 SH       SOLE                   463025
Trustco Bank Corp              COM              898349105    18342  1733943 SH       SOLE                  1733943
US Bancorp                     COM              902973304      196    10571 SH       SOLE                    10571
Vulcan Materials               COM              929160109    23882   660455 SH       SOLE                   660455
Waddell & Reed Finl            COM              930059100     5907   334477 SH       SOLE                   334477
Watson Pharmaceuticals         COM              942683103    14694   599512 SH       SOLE                   599512
White Mtns Insurance           COM              G9618E107    55432   188225 SH       SOLE                   188225
Whole Foods Mkt Inc.           COM              966837106     5055   118000 SH       SOLE                   118000
WorldCom Inc - WorldCom Group  COM              98157d106        1    12750 SH       SOLE                    12750
Yum Brands                     COM              895953107    11935   430700 SH       SOLE                   430700
Zebra Technologies A           COM              989207105    24961   473735 SH       SOLE                   473735
Cedar Fair L.P.                LP               150185106     4345   185850 SH       SOLE                   185850
Six Flags Inc Pref             PFD              83001p505      758    54900 SH       SOLE                    54900